GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 18, 2007
"Futu Securities" or the "Operating Company"
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Securities (Hong Kong) Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Network Technology Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Network Technology (Shenzhen) Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Shen Si
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Beijing Futu Network Technology Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Mr. Leaf Hua Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)		85.00%
Ms. Lei Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)		15.00%